5. Business Acquisitions (Details Narrative) € in Thousands, $ in Thousands	11 Months Ended		12 Months Ended
	Dec. 13, 2017 EUR (€)	Dec. 13, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill			$ 651	$ 683	$ 0
Revenues			125,582	121,520	$ 114,602
Heliostixio [Member]
Consideration and Payment Settlement		$ 2,108
Goodwill		683	$ 651	$ 683
Revenues		$ 0
Heliostixio [Member] | Euro Member Countries, Euro
Consideration and Payment Settlement | €	€ 1,757